Employee benefit plans - Estimated Future Contributions (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2020	$ 2,472
Estimated benefit payments by year:
2020	7,300
2021	7,300
2022	7,300
2023	7,200
2024	7,100
2025-2029	34,400
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2020	4,161
Estimated benefit payments by year:
2020	4,161
2021	4,474
2022	4,716
2023	4,959
2024	5,194
2025-2029	$ 29,109